Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes (Tables) [Line Items]
Schedule of Income Tax Provision	The income tax provision consists of the following:
	Years ended December 31,
(In thousands)	2022	2021	2020
Current income taxes
Federal	$—	$—	$—
State	—	—	—
Foreign	1,653	886	776
Total Current	$1,653	$886	$776

Deferred income taxes
Federal	$—	$—	$—
State	—	—	—
Foreign	909	2,034	3,726
Total Deferred	$909	$2,034	$3,726
Total income tax provision	$2,562	$2,920	$4,502

Schedule of Domestic and Foreign Components	The following represents the domestic and foreign components of loss before income tax provision:
	Years ended December 31,
(In thousands)	2022	2021	2020
U.S.	$—	$—	$—
Foreign	(5,367)	(9,808)	(23,875)
Total	$(5,367)	$(9,808)	$(23,875)

Schedule of Deferred Taxes Assets (Liabilities)	Significant components of our deferred taxes assets (liabilities) are as follows:
	Years ended December 31,
(In thousands)	2022	2021
Deferred income tax assets:
Property, plant, and equipment	$228	$481
Defined benefit liability	4,214	5,684
Bad debt reserve	163	237
Inventories	160	136
Accrued liabilities	2,125	4,820
Accrued pension liabilities	699	845
Operating lease liabilities	258	992
Net operating loss	19,711	18,897
Total deferred income tax assets	$27,558	$32,092

Deferred income tax liabilities:
Stock-based compensation	$—	$(41)
Operating lease right of use assets	(280)	(986)
Intangible assets	(777)	(890)
Total deferred income tax liabilities	$(1,057)	$(1,917)

Valuation allowance	(19,446)	(20,621)
Total net deferred income tax assets	$7,055	$9,554

Schedule of Federal Statutory Income Tax and the Effective Income Tax on Pretax Loss	A reconciliation of the significant differences between the federal statutory income tax and the effective income tax on pretax loss is as follows:
	Years ended December 31,
(In thousands)	2022	2021	2020
Tax expense at statutory rate	$(1,128)	$(2,112)	$(5,041)
Foreign rate difference	428	(107)	(280)
Foreign tax expense	—	—	61
Return to provision adjustments	399	—	—
Rate change	(561)	—	—
Change in valuation allowance	2,296	4,153	11,243
Currency translation adjustment	—	—	—
Permanent differences	1,129	986	(1,220)
Tax credit	—	—	—
Trade tax	—	—	2
Other	—	—	(263)
Income tax expense	$2,562	$2,920	$4,502

CF ACQUISITION CORP VIII [Member]
Income Taxes (Tables) [Line Items]
Schedule of Deferred Taxes Assets (Liabilities)	The Company’s net deferred tax assets as of December 31, 2022 and 2021 are as follows:
	As of December 31,
	2022	2021
Deferred tax assets
Start-up/organizational costs	$935,979	$501,658
Deferred compensation	41,153	30,777
Accrued bonus	5,250	—
Net operating loss carryforwards	—	38,703
Total deferred tax assets	982,382	571,138
Valuation allowance	(982,382)	(571,138)
Deferred tax assets, net of allowance	$—	$—

Schedule of Federal Statutory Income Tax and the Effective Income Tax on Pretax Loss	A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows for the years ended December 31, 2022 and 2021:
	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Statutory federal income tax rate	21.0%	21.0%
Change in fair value of warrant liability	(42.9)%	37.1%
Change in fair value of FPS liability	4.2%	(24.7)%
Change in valuation allowance	16.3%	(33.4)%
Nondeductible interest expense	5.8%	—%
Effective Tax Rate	4.4%	—%

Schedule of Income Tax Provision	The income tax provision for the years ended December 31, 2022 and 2021 consists of the following:
	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Current
Federal	$111,023	$—
State	—	—
Deferred
Federal	(411,243)	(571,138)
State	—	—
Change in valuation allowance	411,243	571,138
Income tax provision	$111,023	$—